Panagram BBB-B CLO ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
May 31, 2023

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 90.41% (a)
Bermuda - 0.36%
OHA Credit Funding 13 Ltd.
Series 2022-13A D, 10.238% (TSFR3M + 5.190%), 7/20/2035 (b)	$250,000	$251,580
		251,580
Cayman Islands - 64.58%
AGL CLO 10 Ltd.
Series 2021-10A E, 11.260% (US0003M + 6.000%), 4/15/2034 (b)	1,250,000	1,122,891
AGL CLO 17 Ltd.
Series 2022-17A D, 8.156% (TSFR3M + 3.100%), 1/21/2035 (b)	1,500,000	1,341,130
AIG CLO 2019-2 Ltd.
Series 2019-2X ER, 11.655% (US0003M + 6.400%), 10/25/2033 (b)	1,500,000	1,412,502
Aimco CLO 15 Ltd.
Series 2021-15A E, 11.210% (US0003M + 5.950%), 10/17/2034 (b)	250,000	234,727
Apidos CLO XXXVI
Series 2021-36A D, 8.150% (US0003M + 2.900%), 7/20/2034 (b)	1,000,000	927,251
Bain Capital Credit CLO 2020-4 Ltd.
Series 2020-4A E, 13.200% (US0003M + 7.950%), 10/20/2033 (b)	1,850,000	1,802,690
Bain Capital Credit CLO 2021-3 Ltd.
Series 2021-3A E, 11.773% (US0003M + 6.500%), 7/24/2034 (b)	250,000	220,542
Bain Capital Credit CLO 2021-7 Ltd.
Series 2021-7A D, 8.523% (US0003M + 3.250%), 1/22/2035 (b)	1,000,000	897,188
Ballyrock CLO 15 Ltd.
Series 2021-1A D, 11.480% (US0003M + 6.220%), 4/15/2034 (b)	1,000,000	924,646
Barings CLO Ltd 2019-IV
Series 2019-4A E, 12.650% (US0003M + 7.390%), 1/15/2033 (b)	2,000,000	1,894,566
Barings CLO Ltd 2020-IV
Series 2020-4A D2, 10.750% (US0003M + 5.500%), 1/20/2032 (b)	1,000,000	964,849
Barings CLO Ltd 2021-I
Series 2021-1A D, 8.155% (US0003M + 2.900%), 4/25/2034 (b)	1,000,000	914,077
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A D, 9.060% (US0003M + 3.800%), 1/15/2033 (b)	1,500,000	1,437,557
Bethpage Park CLO Ltd.
Series 2021-1A D, 8.210% (US0003M + 2.950%), 10/15/2036 (b)	2,000,000	1,813,478
Carlyle US CLO 2020-2 Ltd.
Series 2020-2A DR, 11.955% (US0003M + 6.700%), 1/25/2035 (b)	2,064,420	1,839,989
Carlyle US CLO 2021-4 Ltd.
Series 2021-4A E, 11.850% (US0003M + 6.600%), 4/20/2034 (b)	1,000,000	920,691
Carlyle US CLO 2021-5 Ltd.
Series 2021-5A E, 11.500% (US0003M + 6.250%), 7/20/2034 (b)	1,500,000	1,345,536
Carlyle US CLO 2022-5 Ltd.
Series 2022-5A E, 13.446% (TSFR3M + 8.460%), 10/15/2035 (b)	2,400,000	2,373,276
Carlyle US CLO 2023-1 Ltd.
Series 2023-1A E, % (TSFR3M + 8.460%), 7/20/2035 (b)	1,000,000	982,349
CIFC Funding 2021-VI Ltd.
Series 2021-6A D, 8.360% (US0003M + 3.100%), 10/15/2034 (b)	2,000,000	1,853,224
Dryden 87 CLO Ltd.
Series 2021-87A D, 8.329% (US0003M + 2.950%), 5/20/2034 (b)	1,000,000	915,909
Goldentree Loan Management US CLO 3 Ltd.
Series 2018-3A D, 8.100% (US0003M + 2.850%), 4/20/2030 (b)	1,500,000	1,424,205
KKR CLO 41 Ltd.
Series 2022-41A D, 8.236% (TSFR3M + 3.250%), 4/15/2035 (b)	1,000,000	894,707
Series 2022-41A E, 11.686% (TSFR3M + 6.700%), 4/15/2035 (b)	250,000	220,405
Madison Park Funding LV Ltd.
Series 2022-55A E, 13.152% (TSFR3M + 8.170%), 7/18/2035 (b)	190,034	187,512
Madison Park Funding XLVII Ltd.
Series 2020-47A E, 12.725% (US0003M + 7.460%), 1/19/2034 (b)	2,000,000	1,925,942
Myers Park CLO Ltd.
Series 2018-1A D, 8.300% (US0003M + 3.050%), 10/20/2030 (b)	1,000,000	928,728
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A ER, 11.365% (US0003M + 6.100%), 1/20/2032 (b)	850,000	776,559
Neuberger Berman Loan Advisers CLO 37 Ltd.
Series 2020-37A ER, 11.000% (US0003M + 5.750%), 7/20/2031 (b)	2,250,000	2,043,858
Octagon 62 Ltd.
Series 2022-1A E, 12.313% (TSFR3M + 7.750%), 1/20/2036 (b)	2,500,000	2,385,568
OHA Credit Funding 9 Ltd.
Series 2021-9A E, 11.515% (US0003M + 6.250%), 7/19/2035 (b)	1,000,000	959,882
OHA Loan Funding 2015-1 Ltd.
Series 2015-1A ER3, 11.915% (US0003M + 6.650%), 1/19/2037 (b)	540,000	522,248
Palmer Square CLO 2021-1 Ltd.
Series 2021-1A C, 7.950% (US0003M + 2.700%), 4/20/2034 (b)	1,000,000	944,412
Rad CLO 15 Ltd.
Series 2021-15A D, 8.300% (US0003M + 3.050%), 1/20/2034 (b)	1,000,000	912,302
RR 14 Ltd.
Series 2021-14A C, 8.160% (US0003M + 2.900%), 4/15/2036 (b)	2,000,000	1,834,330
RR15 Ltd.
Series 2021-15A C, 8.160% (US0003M + 2.900%), 4/15/2036 (b)	1,000,000	918,104
Sixth Street CLO XVI Ltd.
Series 2020-16A E, 12.570% (US0003M + 7.320%), 10/20/2032 (b)	530,870	522,489
TICP CLO V 2016-1 Ltd.
Series 2016-5A DR, 8.410% (US0003M + 3.150%), 7/17/2031 (b)	1,000,000	961,738
Wind River 2022-2 CLO Ltd.
Series 2022-2A D, 9.748% (TSFR3M + 4.700%), 7/20/2035 (b)	1,000,000	909,490
		45,411,547
Jersey - 25.47%
AGL CLO 21 Ltd.
Series 2022-21A E, 13.699% (TSFR3M + 8.620%), 7/27/2035 (b)	1,750,000	1,742,898
AGL CLO 23 Ltd.
Series 2022-23A E, 13.331% (TSFR3M + 8.750%), 1/20/2036 (b)	2,000,000	2,001,986
Apidos CLO XL Ltd.
Series 2022-40A E, 12.676% (TSFR3M + 7.690%), 7/15/2035 (b)	1,000,000	976,860
Apidos CLO XXXIX Ltd.
Series 2022-39A D, 8.406% (TSFR3M + 3.350%), 4/21/2035 (b)	1,500,000	1,376,301
Bain Capital Credit CLO 2022-3 Ltd.
Series 2022-3A D, 8.686% (TSFR3M + 3.700%), 7/17/2035 (b)	500,000	456,088
Bain Capital Credit CLO 2022-6 Ltd.
Series 2022-6A E, 13.821% (TSFR3M + 8.750%), 10/22/2035 (b)	5,000,000	4,974,700
Benefit Street Partners CLO XXIX
Series 2022-29A E, 12.391% (TSFR3M + 7.810%), 1/25/2036 (b)	2,000,000	1,957,258
Dryden 112 CLO Ltd.
Series 2022-112A D, 10.106% (TSFR3M + 5.020%), 8/15/2034 (b)	2,000,000	1,972,686
Neuberger Berman Loan Advisers CLO 49 Ltd.
Series 2022-49A E, 12.068% (TSFR3M + 7.000%), 7/25/2034 (b)	1,000,000	947,898
Valley Stream Park CLO Ltd.
Series 2022-1A D, 10.758% (TSFR3M + 5.710%), 10/20/2034 (b)	1,500,000	1,506,074
		17,912,749

Total Collateralized Loan Obligations		63,575,876
(Cost $64,598,403)
	Shares
SHORT-TERM INVESTMENT - 9.40%
Money Market Fund - 9.40%
First American Treasury Obligations Fund, 5.01% (c)	6,610,040	6,610,040
Total Short-Term Investment		6,610,040
(Cost $6,610,040)
Total Investments - 99.81%
(Cost $71,208,443)		70,185,916
Other Assets In Excess of Liabilities - 0.19%		131,729
Net Assets - 100.00%		$70,317,645

US003M - 3 Month US Dollar London Interbank Offered Rate
TSFR3M - Term Secured Overnight Financing Rate 3 Month
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.
(b)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $63,575,876, which represents 90.41% of total net assets.

(c)	The rate quoted is the annualized seven-day effective yield as of May 31, 2023.

Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Panagram Structured Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

       Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$-	$63,575,876	$-	$63,575,876
Short-Term Investment	6,610,040	-	-	6,610,040
Total	$6,610,040	$63,575,876	$-	$70,185,916

As of the period ended May 31, 2023, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.